Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
2017	$ 4,081
2018	16,389	$ 16,053
2019	16,626	15,621
2020	17,557	16,523
2021	17,844	16,778
Thereafter	46,163	40,423
Total	118,660	$ 120,490
2017	75
2018	310
2019	39
2020
2021
Thereafter
Total	424
2017	4,006
2018	16,079
2019	16,587
2020	17,557
2021	17,844
Thereafter	46,163
Total	$ 118,236